Intangibles - Schedule of Movements in Maintenance Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 3,292,007
Maintenance rights at end of period	2,540,286	$ 3,292,007
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	3,292,007	642,825
EOL and MR contract maintenance rights expense (a)	(232,622)	(7,048)
MR contract maintenance rights write-off due to maintenance liability release (a)	(260,245)	(17,260)
EOL contract maintenance rights write-off due to cash receipt	(191,478)	(114,472)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(67,376)	(2,362)
Maintenance rights at end of period	2,540,286	3,292,007
Maintenance Rights | GE Capital Aviation Services
Finite-lived Intangible Assets [Roll Forward]
GECAS Transaction	$ 0	$ 2,790,324